Share capital - Summary of principal terms of preference shares (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Mar. 01, 2018 shares	Feb. 28, 2018	Dec. 01, 2017 shares	Sep. 01, 2017 shares	Dec. 31, 2017 CAD ($) vote $ / shares shares	Dec. 31, 2016 CAD ($)
Disclosure of classes of share capital [line items]
Recurring redemption date term					5 years
Series Q
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					0
OUTSTANDING (in shares)					0
STATED CAPITAL | $					$ 0	$ 0
Series R
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					4.13%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					8,000,000
OUTSTANDING (in shares)					8,000,000
STATED CAPITAL | $					$ 200	200
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series S
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					3,513,448
OUTSTANDING (in shares)					3,513,448
STATED CAPITAL | $					$ 88	88
Series T
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					3.019%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					4,486,552
OUTSTANDING (in shares)					4,486,552
STATED CAPITAL | $					$ 112	112
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series Y
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					10,000,000
ISSUED (in shares)					8,081,491
OUTSTANDING (in shares)			8,772,468		8,081,491
STATED CAPITAL | $					$ 202	219
Share conversion ratio			1
Share conversions (in shares)			1,276,161
Series Z
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					3.904%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					10,000,000
ISSUED (in shares)					1,918,509
OUTSTANDING (in shares)			1,227,532		1,918,509
STATED CAPITAL | $					$ 48	31
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Share conversion ratio			1
Share conversions (in shares)			585,184
Series AA
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					3.61%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					11,398,396
OUTSTANDING (in shares)				10,144,302	11,398,396
STATED CAPITAL | $					$ 291	259
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Share conversion ratio				1
Share conversions (in shares)				965,769
Series AB
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					8,601,604
OUTSTANDING (in shares)				9,855,698	8,601,604
STATED CAPITAL | $					$ 219	251
Share conversion ratio				1
Share conversions (in shares)				2,219,863
Series AC
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					3.55%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					5,069,935
OUTSTANDING (in shares)					5,069,935
STATED CAPITAL | $					$ 129	129
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AD
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					14,930,065
OUTSTANDING (in shares)					14,930,065
STATED CAPITAL | $					$ 381	381
Series AE
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					24,000,000
ISSUED (in shares)					9,292,133
OUTSTANDING (in shares)					9,292,133
STATED CAPITAL | $					$ 232	232
Series AF
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					3.11%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					24,000,000
ISSUED (in shares)					6,707,867
OUTSTANDING (in shares)					6,707,867
STATED CAPITAL | $					$ 168	168
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AG
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					2.80%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					4,985,351
OUTSTANDING (in shares)					4,985,351
STATED CAPITAL | $					$ 125	125
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AH
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					9,014,649
OUTSTANDING (in shares)					9,014,649
STATED CAPITAL | $					$ 225	225
Series AI
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					2.75%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					5,949,884
OUTSTANDING (in shares)					5,949,884
STATED CAPITAL | $					$ 149	149
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AJ
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					8,050,116
OUTSTANDING (in shares)					8,050,116
STATED CAPITAL | $					$ 201	201
Series AK
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					2.954%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					25,000,000
ISSUED (in shares)					22,745,921
OUTSTANDING (in shares)					22,745,921
STATED CAPITAL | $					$ 569	569
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AL
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					25,000,000
ISSUED (in shares)					2,254,079
OUTSTANDING (in shares)					2,254,079
STATED CAPITAL | $					$ 56	56
Recurring redemption date term					5 years
Series AL | December 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
Series AM
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					2.764%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					9,546,615
OUTSTANDING (in shares)					9,546,615
STATED CAPITAL | $					$ 218	218
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AN
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					1,953,385
OUTSTANDING (in shares)					1,953,385
STATED CAPITAL | $					$ 45	45
Recurring redemption date term					5 years
Series AN | March 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
Series AO
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					4.26%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					4,600,000
OUTSTANDING (in shares)					4,600,000
STATED CAPITAL | $					$ 118	118
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AP
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					0
OUTSTANDING (in shares)					0
STATED CAPITAL | $					$ 0	0
Recurring redemption date term					5 years
Series AP | March 31, 2017
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
Series AP | After March 31, 2017 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
Series AQ
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)					4.25%
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					9,200,000
OUTSTANDING (in shares)					9,200,000
STATED CAPITAL | $					$ 228	228
Recurring redemption date term					5 years
Dividend rate reset term					5 years
Series AR
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					0
OUTSTANDING (in shares)					0
STATED CAPITAL | $					$ 0	0
Recurring redemption date term					5 years
Series AR | September 30, 2023
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.00
Series AR | After September 30, 2023 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share) | $ / shares					$ 25.50
Preferred shares
Disclosure of classes of share capital [line items]
STATED CAPITAL | $					$ 4,004	$ 4,004
Vote per share | vote					1
Share conversion ratio					1
Major ordinary share transactions | Series AC
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE (as a percent)	4.38%	3.55%
OUTSTANDING (in shares)	5,069,935
Share conversion ratio	1
Share conversions (in shares)	397,181
Major ordinary share transactions | Series AD
Disclosure of classes of share capital [line items]
OUTSTANDING (in shares)	14,930,065
Share conversion ratio	1
Share conversions (in shares)	5,356,937